Cover	Jan. 13, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2022
Entity File Number	001-39820
Entity Registrant Name	Clever Leaves Holdings Inc.
Entity Central Index Key	0001819615
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	6501 Congress Ave
Entity Address, Address Line Two	Suite 240
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	(212)
Local Phone Number	277-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common shares without par value
Title of 12(b) Security	Common shares without par value
Trading Symbol	CLVR
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one common share at an exercise price of $11.50
Title of 12(b) Security	Warrants, each warrant exercisable for one common share at an exercise price of $11.50
Trading Symbol	CLVRW
Security Exchange Name	NASDAQ